Interest in equity investees - Obligation Agreement (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 19, 2020	May 31, 2019	May 31, 2018
Interest in equity investees
Termination fee		$ 1,000
Net loss		(16,499)	$ 29,448
Net comprehensive loss		(119)	(801)
Loss from equity investment		1,123	9,281
Liberty Health Sciences Inc.
Interest in equity investees
Termination fee		$ 2,500
Shares divested in exchange for consideration in the form of promissory note		64,118,462
Value of shares divested in exchange for consideration in the form of promissory note		$ 59,098
Bearing interest rate		12.00%
Term (in years)		5 years
Percent of annual fee		12.975%
Recognized gain on sale of equity investee		$ 57,351
Cash payment	$ 47,448
Contingent payment	$ 10,000
Maximum period of monetizing the assets held under the option	6 months
Total gain on dilution of ownership in equity investee			7,535
Net loss			24,671
Net comprehensive loss			$ 26,798